Registration No. 333-174146

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.      [ ]

Post-Effective Amendment No. 1     [X]

Oppenheimer EQUITY INCOME fund, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

(303) 768-3200

(Registrant's Area Code and Telephone Number)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N of Oppenheimer Equity Income Fund, Inc. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the reorganization of Oppenheimer Balanced Fund into Oppenheimer Equity Income Fund, Inc. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER EQUITY INCOME FUND, INC.

FORM N-1A

PART C

OTHER INFORMATION

Item 15. – Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. – Exhibits

(1)     (i)     Articles of Amendment and Restatement of the Fund dated 3/3/97: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 2/21/97, and incorporated herein by reference.

     (ii)      Articles Supplementary dated 2/5/01 to Articles of Amendment and Restatement of the Fund: Previously filed with Registrant’s Post-Effective Amendment No. 7, 2/08/01 and incorporated herein by reference.

     (iii)      Articles of Amendment of the Fund dated 7/16/07, effective 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iv)     Articles Supplementary dated 2/22/11 to the Articles of Amendment and Restatement of the Fund: Filed herewith.

(2)      By-Laws as amended through 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(3)          Not applicable.

(4)     Form of Agreement and Plan of Reorganization: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146) (5/12/11), and incorporated herein by reference.

(5)     (i)      Specimen Class A Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (ii)      Specimen Class B Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (iii)      Specimen Class C Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

     (iv)     Specimen Class N Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

(6)          Amended and Restated Investment Advisory Agreement of the Fund dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(7)     (i)     General Distributor's Agreement dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

     (vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8)     (i)     Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/01/05: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

     (ii)     Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(9)     (i)     Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii)     Amendment dated August 16, 2010 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Select Value Fund (Reg. No. 333-100700), (8/26/10), and incorporated herein by reference.

(10)     (i)     Amended and Restated Distribution and Service Plan and Agreement for Class A shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iii)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 81/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

     (iv)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 8/1/07: Previously filed with Registrant’s Post-Effective Amendment No. 16, 7/31/07, and incorporated herein by reference.

(11)     Opinion and Consent of Counsel: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146) (5/12/11), and incorporated herein by reference.

(12)     Tax Opinion: Filed herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146) (5/12/11), and incorporated herein by reference.

(15)          Not Applicable.

(16)          Power of Attorney dated May 13, 2011 for all Trustees/Directors and Officers: Previously filed with the Registration Statement of Registrant (Reg. No. 333-174146) (5/13/11), and incorporated herein by reference.

(17)     Not Applicable

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 8th day of September, 2011.

                                                                                                                 OPPENHEIMER EQUITY INCOME FUND, INC.

                                                                                                                   By:     William F. Glavin, Jr.*

                                                                                                                              William F. Glavin, Jr., President,
                                                                                                                               Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                                  Title                                                        Date

Brian F. Wruble*                                                   Chairman of the                                       September 8, 2011
Brian F. Wruble                                                     Board of Directors

William F. Glavin, Jr.*                                           President, Principal                                September 8, 2011
William F. Glavin, Jr.                                            Executive Officer Director

Brian W. Wixted*                                                   Treasurer, Principal                                September 8, 2011
Brian W. Wixted                                                    Financial & Accounting Officer

David K. Downes*                                                  Director                                                  September 8, 2011

David K. Downes

Matthew P. Fink*                                                   Director                                                   September 8, 2011

Matthew P.Fink

Phillip A. Griffiths*                                              Director                                                    September 8, 2011
Phillip A. Griffiths

Mary F. Miller*                                                    Director                                                    September 8, 2011
Mary F. Miller

Joel W. Motley*                                                   Director                                                     September 8, 2011
Joel W. Motley

Mary Ann Tynan, *                                               Director                                                     September 8, 2011

Mary Ann Tynan

Joseph M. Wikler*                                                Director                                                      September 8, 2011

Joseph M. Wikler

Peter I. Wold*                                                       Director                                                      September 8, 2011

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer

     Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer Equity Income Fund, Inc.

Registration Statement No. 333-174146

EXHIBIT INDEX

Exhibit No.      Description

(12)               Tax Opinion